UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                   TITLE OF CUSIP        VALUE   SHARES  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                     CLASS               (x$1000)  PRN  AMTPRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------------------------------------------------------------------------------------------------------------- -----------
AETERNA ZENTARIS INC               COM      007975204     308     46,445    SH      SOLE      N/A      46,445
ALKERMES INC                       COM      01642T108   4,587    208,045    SH      SOLE      N/A     208,045
ANTIGENICS INC DEL                 COM      037032109      56     20,571    SH      SOLE      N/A      20,571
ATHEROGENICS INC                   COM      047439104   2,147    131,528    SH      SOLE      N/A     131,528
CELL GENESYS INC                   COM      150921104     233     29,243    SH      SOLE      N/A      29,243
COLEY PHARMACEUTICAL GROUP         COM      19388P106   3,453    227,894    SH      SOLE      N/A     227,894
CV THERAPEUTICS INC                COM      126667104   1,124     50,900    SH      SOLE      N/A      50,900
CV THERAPEUTICS INC                COM      126667104   1,155     52,300   PUT      SOLE      N/A      52,300
DENDREON CORP                      COM      24823Q107   1,481    314,435    SH      SOLE      N/A     314,435
DISCOVERY LABORATORIES INC NEW     COM      254668106     683     93,189    SH      SOLE      N/A      93,189
EMISPHERE TECHNOLOGIES INC         COM      291345106   2,124    258,340    SH      SOLE      N/A     258,340
FORBES MEDI-TECH INC               COM      344907100      57     22,080    SH      SOLE      N/A      22,080
GTX INC DEL                        COM      40052B108     648     59,322    SH      SOLE      N/A      59,322
HUMAN GENOME SCIENCES INC          COM      444903108   2,379    218,852    SH      SOLE      N/A     218,852
ICAGEN INC                         COM      45104P104      97     11,670    SH      SOLE      N/A      11,670
MEDAREX INC                        COM      583916101   1,920    145,255    SH      SOLE      N/A     145,255
MEDICINES CO                       COM      584688105     220     10,685    SH      SOLE      N/A      10,685
MERCK & CO INC                     COM      589331107     369     10,470    SH      SOLE      N/A      10,470
NEKTAR THERAPEUTICS                COM      640268108     917     44,999    SH      SOLE      N/A      44,999
NEUROBIOLOGICAL TECHNOLOGIES       COM      64124W106     155     43,790    SH      SOLE      N/A      43,790
NEUROCHEM INC                      COM      64125K101   1,361     97,103    SH      SOLE      N/A      97,103
NITROMED INC                       COM      654798503   1,732    206,153    SH      SOLE      N/A     206,153
ONYX PHARMACEUTICALS INC           COM      683399109   1,575     59,972    SH      SOLE      N/A      59,972
RENOVIS INC                        COM      759885106   1,516     71,098    SH      SOLE      N/A      71,098
SPECTRUM PHARMACEUTICALS INC       COM      84763A108     471    100,521    SH      SOLE      N/A     100,521
SUPERGEN INC                       COM      868059106     416     73,190    SH      SOLE      N/A      73,190
TELIK INC                          COM      87959M109   7,819    403,860    SH      SOLE      N/A     403,860
TRIMERIS INC                       COM      896263100     463     34,282    SH      SOLE      N/A      34,282
VASOGEN INC                        COM      92232F103      81     38,579    SH      SOLE      N/A      38,579
VION PHARMACEUTICALS INC           COM      927624106     363    160,535    SH      SOLE      N/A     160,535

                                         30            39,910


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:         39,910
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE